Issued Share Capital and Other Reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Currency translation
Currency translation, beginning balance	€ (11)	€ (15)	€ (7)
Currency translation	(43)	4	(6)
Gains reclassified to consolidated statement of operations	0	0	(2)
Currency translation, ending balance	(54)	(11)	(15)
Short term and long term investments
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	8	7	(2)
Cash flow hedges
Cash flow hedges, beginning balance	(4)	(1)	0
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	5	(7)	1
(Gains)/losses reclassified to revenue	(15)	10	(5)
Losses/(gains) reclassified to cost of revenue	11	(7)	3
Deferred tax	0	1	0
Cash flow hedges, ending balance	(3)	(4)	(1)
Share-based compensation
Share-based payments, beginning balance	494	334	200
Share-based compensation (Note 19)	181	127	88
Income tax impact associated with share-based payments (Note 10)	34	26	48
Issuance of share-based compensation in conjunction with business combinations (Note 5)	0	13	0
Restricted stock units withheld for employee taxes	(29)	(6)	(2)
Share-based payments,ending balance	680	494	334
Other reserves, ending balance	1,687	924	875
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and long term investments
Investments, beginning balance	1	(4)	(5)
(Gains)/losses reclassified to consolidated statement of operations	(3)	0	2
Deferred tax	(1)	(2)	1
Investments, ending balance	5	1	(4)
Reserve of gains and losses from investments in equity instruments
Short term and long term investments
Investments, beginning balance	444	561	(11)
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	777	(149)	720
Investments, ending balance	1,059	444	561
Deferred tax	€ (162)	€ 32	€ (148)